SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts, Notes, Loans and Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accounts Receivable Amortized Cost	$ 5,693	$ 4,696
Allowance for Credit Losses	(472)	(717)	$ (1,114)
Accounts Receivable, Net	$ 5,221	$ 3,979